Commitments, Guarantees and Pledged Assets - Summary of Future Minimum Lease Payments for Finance Lease Commitments (Detail) $ in Millions	Oct. 31, 2019 CAD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	$ 471
Less: future interest charges	144
Present value of finance lease commitments	327
Within 1 year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	50
1 - 2 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	48
2 - 3 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	45
3 - 4 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	42
4 - 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	41
Over 5 years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Total future minimum lease payments	$ 245